UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811- 21387

 Blankinship Funds, Inc.

(Exact name of registrant as specified in charter)

1210 South Huntress Court, McLean, VA  22102-2515

(Address of principal executive offices) (Zip code)

Rex Blankinship, President, 1210 South Huntress Court, McLean, VA  22102-2515

(Name and address of agent for service)

Registrant's telephone number, including area code:

703-356-6121

Date of fiscal year end:

October 31

Date of reporting period:

July 1, 2009 - June 30, 2010

Item 1. Proxy Voting Record

Matter Voted On	Proposed By	Vote	For or Against Management
American Express Company (AXP, CUSIP 025816109 ) meeting 4/26/10
Election of directors	Issuer	For	For
Ratification of auditor	Issuer	For	For
Advisory vote approving executive compensation	Issuer	Against	Against
Relating to cumulative voting for Directors	Shareholder	For	Against
Relating to calling of special shareholder meetings	Shareholder	Against	For
Relating to share retention requirements for executives	Shareholder	Against	For

Berkshire Hathaway Inc. (BRK.B, CUSIP 084670702) meeting 1/20/10
Amend certificate of incorporation to effect a 50-for-1 stock split of the B shares	Issuer	For	For
Approve amendment of the certificate to clarify that Class B stock may be split in the proposed 50-for-1 split without splitting the Class A shares	Issuer	For	For
Approve an amendment of the certificate to change par value of each share of Class B stock in connection with the split, to $0.0033 from the current par of $0.1667 per share of Class B stock	Issuer	For	For
Approve amendment to the certificate to increase shares of class B stock	Issuer	For	For
Approve amendment of the current certificate to remove requirement to issue physical stock certificates for shares	Issuer	For	For

Berkshire Hathaway Inc. (BRK.B, CUSIP 084670702) meeting 5/1/10
Election of Directors	Issuer	For	For

Burlington Northern Santa Fe Corporation (BNSF, CUSIP 12189T104) meeting 2/11/10
Adopt agreement and plan of merger with Berkshire Hathaway	Issuer	For	For
Adopt a motion to adjourn or postpone meeting to solicit additional proxies in favor of the proposal to adopt the merger agreement, if necessary	Issuer	For	For

Cemex, S.A.B DE SAV (CX, CUSIP 151290889 ) meeting 9/4/09

Increase variable portion of capital stock, to issue bonds convertible into shares; for which purpose a proposal will be made to issue up to 4.8 billion unsubscribed shares to be initially held in the company’s treasury…

	Issuer	For	For

Cemex, S.A.B DE SAV (CX, CUSIP 151290889 ) meeting 4/29/10
Presentation of the report for the fiscal year 2009	Issuer	For	For
Resolution on allocation of profits	Issuer	For	For
Increase the capital stock in its variable portion through capitalization of retained earnings	Issuer	For	For
Issue up to 750 million unsubscribed shares, which shall be kept in the treasury of the company…	Issuer	For	For
Appointment of Audit, Corporate Practices and Finance Committees	Issuer	For	For
Compensation of the Board of Directors and the Audit, Corporate Practices and Finance Committees.	Issuer	For	For
Appointment of delegates for formalize the resolutions adopted at the meeting	Issuer	For	For

Cemex, S.A.B DE SAV (CX, CUSIP 151290889 ) meeting 6/9/10
Consolidate the indentures governing the non-redeemable ordinary participation certificates…	Issuer	For	For
Appointment of special delegates	Issuer	For	For
Reading and approval of the minutes of the meeting	Issuer	For	For

Dawson Geophysical Company (DWSN, CUSIP 239359102) meeting 1/26/10
Election of directors	Issuer	For	For
Proposal to ratify appointment of KPMG LLP as auditor	Issuer	For	For

Dell Inc. (DELL, CUSIP 24702R101) meeting 7/17/09
Election of directors	Issuer	For	For
Ratification of auditor	Issuer	For	For

Fidelity National Financial (FNF, CUSIP 31620R105) meeting 5/27/10
Election of directors	Issuer	For	For
Ratify appointment of auditor	Issuer	For	For

Forest Laboratories, Inc. (FRX, CUSIP 345838106) meeting 8/10/09
Election of directors	Issuer	For	For
Approval of Company’s executive compensation philosophy, policies and procedures	Issuer	Against	Against
Ratification of auditor	Issuer	For	for

Houston Wire & Cable Company (HWCC, CUSIP 44244K109) meeting 5/7/10
Election of directors	Issuer	For	For
Ratification of auditor	Issuer	For	For
Ratification of Stockholder Rights Plan	Issuer	For	For

Hurco Companies, Inc. (HURC, CUSIP 447324104 ) meeting 3/18/10
Election of Directors	Issuer	For	For
Ratification of auditor	Issuer	For	For

POSCO (PKX, CUSIP 693483109) Annual shareholder meeting 2/26/10
Approval of financial statements	Issuer	For	For
Partial amendments to articles of incorporation	Issuer	For	For
Election of Directors	Issuer	For	For
Approval of limits of total remuneration for directors	Issuer	For	For

Johnson & Johnson (JNJ, CUSIP 478160104) meeting 4/22/10
Election of directors	Issuer	For	For
Ratification of appointment of PricewaterhouseCoopers LLP as Independent registered public accounting firm	Issuer	For	For
Proposal for advisory vote on executive compensation policies and disclosures	Shareholder	For	Against
Special shareholder meetings	Shareholder	Against	For

Markel Corporation (MKL, CUSIP 570535104) meeting 5/10/10
Election of directors	Issuer	For	For
Ratification of auditor	Issuer	For	For
Approve performance criteria under executive bonus plan	Issuer	For	For

Schwab Cash Reserves (SWSXX, CUSIP 808515738) meeting 12/14/09
Election of directors	Issuer	For	For

Sears Holdings Corporation (SHLD, CUSIP 812350106) meeting 5/4/10
Election of directors	Issuer	For	For
Ratification of auditor	Issuer	For	For

St. Joe Company (JOE, CUSIP 790148100) meeting 5/11/10
Elect directors	Issuer	For	For
Amend Articles of Incorporation to delete provisions regarding the number of directors	Issuer	For	For
Approve Employee Stock Purchase Plan	Issuer	For	For
Ratify auditor	Issuer	For	For

Stryker Corporation (SYK, CUSIP 863667101) meeting 4/27/10
Election of directors	Issuer	For	For
Ratification of auditor	Issuer	For	For

UnitedHealth Group Incorporated (UNH, CUSIP 91324P102) meeting 5/24/10
Election of directors	Issuer	For	For
Ratification of auditor	Issuer	For	For
Shareholder proposal concerning disclosure of lobbying expenses	Shareholder	Against	For
Shareholder proposal concerning advisory vote on executive compensation	Shareholder	For	Against

U.S. Bancorp (USB, CUSIP 902973304) meeting 4/20/10
Election of Directors	Issuer	For	For
Ratification of auditor	Issuer	For	For
Approval of Stock Incentive Plan	Issuer	For	For
Advisory vote to approve executive compensation	Issuer	For	For

UTI Worldwide Inc. (UTIW, CUSIP G87210103) meeting 6/14/10)
Election of Directors	Issuer	For	For
Ratification of auditor	Issuer	For	For

Weight Watchers International, Inc (WTW, CUSIP 948626106) meeting 5/11/10
Election of Directors	Issuer	For	For
Ratification of auditor	Issuer	For	For

Wellpoint, Inc. (WLP, CUSIP 94973V107) meeting 5/18/10
Election of directors	Issuer	For	For
Ratification of Auditor	Issuer	For	For
If properly presented, shareholder proposal for feasibility study for converting to nonprofit status	Shareholder	Against	For
If properly presented, shareholder proposal for disclosure of lobbying expenses	Shareholder	Against	For
If properly presented, shareholder proposal concerning advisory resolution on compensation of named executive officers if properly presented at the meeting	Shareholder	For	Against
If properly presented, shareholder proposal concerning change of jurisdiction of incorporation from Indiana to Delaware	Shareholder	Against	For

Yum! Brands Inc. (YUM, CUSIP 988498101) meeting 5/20/10
Election of Directors	Issuer	For	For
Ratification of Auditors	Issuer	For	For
Shareholder proposal relating to right to call special shareowner meeting	Shareholder	Against	For

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)

Blankinship Funds, Inc.

By (Signature and Title)

/s/ Rex Blankinship

Rex Blankinship, President

Date

August 29, 2010